Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value
Argentina — 1.0%
Banco BBVA Argentina SA ADR(1)	11,711	$ 188,079
Banco Macro SA ADR(1)(2)	1,900	147,003
Central Puerto SA ADR(2)	18,400	309,672
CRESUD SA ADR(1)(2)	6,822	86,776
IRSA Inversiones y Representaciones SA ADR(2)	16,898	273,916
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	13,400	148,606
MercadoLibre, Inc.(2)	940	1,625,279
Pampa Energia SA ADR(2)	6,575	581,887
Telecom Argentina SA ADR	17,600	205,744
Transportadora de Gas del Sur SA, Class B ADR(1)(2)	16,270	563,105
YPF SA ADR(1)(2)	29,664	1,371,070
		$ 5,501,137
Bahrain — 0.5%
Al Salam Bank BSC	3,904,259	$ 2,148,404
GFH Financial Group BSC	956,057	453,778
		$ 2,602,182
Bangladesh — 0.5%
Al-Arafah Islami Bank PLC(2)	356,656	$ 46,512
Bangladesh Export Import Co. Ltd.(2)(3)	260,017	0
Beximco Pharmaceuticals PLC(2)	241,766	220,296
BRAC Bank PLC	464,740	252,966
British American Tobacco Bangladesh Co. Ltd.(2)	85,478	154,109
City Bank PLC	538,525	129,919
Eastern Bank PLC	339,385	72,266
GrameenPhone Ltd.	97,958	193,856
Jamuna Oil Co. Ltd.	50,340	69,759
Khan Brothers PP Woven Bag Industries Ltd.	156,154	61,726
LafargeHolcim Bangladesh PLC	246,241	102,443
LankaBangla Finance PLC(2)	629,970	74,673
Meghna Petroleum Ltd.	38,062	61,934
Olympic Industries PLC	50,610	60,600
Padma Oil PLC	25,811	36,924
Pubali Bank PLC	506,234	147,630
Robi Axiata PLC	456,067	107,470
Square Pharmaceuticals PLC	533,712	913,790
Summit Power Ltd.	372,759	41,835
Unique Hotel & Resorts PLC	194,668	59,981
United Commercial Bank PLC(2)	1,306,891	100,977
Uttara Bank PLC	516,701	105,073
		$ 3,014,739
Security	Shares	Value
Botswana — 0.5%
First National Bank of Botswana Ltd.	1,246,418	$ 491,567
Letshego Africa Holdings Ltd.(2)	2,688,951	159,544
Sechaba Breweries Holdings Ltd.	731,999	1,939,314
		$ 2,590,425
Brazil — 5.6%
Adecoagro SA(1)	5,342	$ 80,237
Allos SA	33,689	197,327
AMBEV SA	477,925	1,407,059
Arcos Dorados Holdings, Inc., Class A	25,165	207,611
Axia Energia, Class B, PFC Shares	65,766	814,862
Axia Energia, Class C, PFC Shares(2)	17,285	189,006
B3 SA - Brasil Bolsa Balcao	78,355	278,335
Banco Bradesco SA, PFC Shares	112,930	417,940
Banco BTG Pactual SA	19,700	214,082
Banco do Brasil SA	55,200	245,104
BB Seguridade Participacoes SA	13,800	92,740
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR(1)	27,739	846,303
Cia Energetica de Minas Gerais, PFC Shares	87,660	213,402
Cia Siderurgica Nacional SA ADR(1)(2)	51,900	64,356
Cogna Educacao SA	461,230	281,376
Construtora Tenda SA	23,300	140,344
Cosan SA(2)	87,216	90,586
Cury Construtora e Incorporadora SA	21,300	145,486
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	340,845
Cyrela Brazil Realty SA Empreendimentos e Participacoes, PFC Shares(2)	12,251	59,814
Direcional Engenharia SA	57,300	147,126
Embraer SA	54,100	803,690
Energisa SA	13,200	133,686
Eneva SA(2)	65,700	311,260
Engie Brasil Energia SA	17,955	113,799
Equatorial SA	54,600	429,750
Fleury SA	83,895	258,009
Gerdau SA, PFC Shares	81,920	300,487
GPS Participacoes e Empreendimentos SA(4)	39,644	127,813
Grupo Mateus SA	59,000	53,534
Hypera SA	64,000	287,638
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	34,500	97,575
Isa Energia Brasil SA, PFC Shares	19,852	111,489
Itau Unibanco Holding SA, PFC Shares	72,596	609,376
Itausa SA, PFC Shares	104,627	282,380
JBS NV BDR(2)	39,501	709,132
JHSF Participacoes SA	45,370	81,195

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Klabin SA, PFC Shares	261,085	$ 198,592
Localiza Rent a Car SA	68,732	623,383
Localiza Rent a Car SA, PFC Shares	2,643	23,109
Lojas Renner SA	151,240	436,798
Magazine Luiza SA	50,715	85,865
Marcopolo SA, PFC Shares	66,660	79,788
MBRF Global Foods Co. SA	42,124	175,983
Metalurgica Gerdau SA, PFC Shares	75,198	123,979
Motiva Infraestrutura de Mobilidade SA	87,500	267,069
MRV Engenharia e Participacoes SA(2)	47,000	71,409
Multiplan Empreendimentos Imobiliarios SA	27,000	165,810
Natura Cosmeticos SA(2)	55,700	112,263
NU Holdings Ltd., Class A(2)	46,800	672,516
Odontoprev SA	89,700	232,569
Petroleo Brasileiro SA, PFC Shares	394,891	3,710,406
Prio SA(2)	29,300	374,519
Raia Drogasil SA	142,955	649,388
Rede D'Or Sao Luiz SA(4)	228,200	1,716,836
Rumo SA	51,099	160,306
Sendas Distribuidora SA	157,100	287,519
SLC Agricola SA	27,112	97,931
Smartfit Escola de Ginastica e Danca SA	59,800	221,197
StoneCo Ltd., Class A(2)	7,900	111,548
Suzano SA	51,041	511,410
Telefonica Brasil SA	157,060	1,250,149
TIM SA	195,000	1,033,756
TOTVS SA	125,300	845,195
Transmissora Alianca de Energia Eletrica SA	9,676	80,343
Ultrapar Participacoes SA	73,348	406,682
Vale SA	162,618	2,589,406
Vibra Energia SA	258,051	1,575,253
Vivara Participacoes SA	37,500	187,578
WEG SA	109,328	1,076,638
YDUQS Participacoes SA	28,300	66,163
		$ 31,406,110
Bulgaria — 0.3%
Bulgartabac Holding AD(2)	3,450	$ 5,832
Industrial Holding Bulgaria PLC(2)	443,968	418,199
Sopharma AD	739,785	1,498,960
		$ 1,922,991
Chile — 2.4%
Aguas Andinas SA, Class A, Series A	522,654	$ 199,928
Banco de Chile	4,234,435	769,347
Banco de Credito e Inversiones SA	9,960	645,964
Security	Shares	Value
Chile (continued)
Banco Santander Chile ADR	23,249	$ 776,517
CAP SA(2)	24,894	186,719
Cencosud SA	327,793	895,818
Cencosud Shopping SA	119,585	311,771
Cia Cervecerias Unidas SA ADR(1)	23,700	268,995
Cia Sud Americana de Vapores SA	10,549,689	553,720
Colbun SA	1,586,584	222,808
Embotelladora Andina SA, Class B, Series B ADR	18,372	463,342
Empresa Nacional de Telecomunicaciones SA	73,866	292,881
Empresas CMPC SA	143,375	195,040
Empresas COPEC SA	104,873	726,121
Enel Americas SA	3,821,067	327,344
Enel Chile SA	6,569,086	507,888
Engie Energia Chile SA	118,694	191,206
Falabella SA	276,610	1,694,317
Inversiones Aguas Metropolitanas SA	149,380	162,826
Parque Arauco SA	182,081	744,958
Plaza SA	94,688	402,693
Quinenco SA	108,178	504,233
Ripley Corp. SA	469,201	195,852
Sociedad Quimica y Minera de Chile SA ADR(2)	25,400	2,055,876
SONDA SA	236,334	76,694
Vina Concha y Toro SA	162,058	153,911
		$ 13,526,769
China — 15.2%
AAC Technologies Holdings, Inc.	70,500	$ 302,394
Agricultural Bank of China Ltd., Class H	323,000	231,043
Air China Ltd., Class H(2)	366,000	215,692
Akeso, Inc.(2)(4)	38,000	647,022
Alibaba Group Holding Ltd. ADR(1)	13,154	1,650,301
Alibaba Health Information Technology Ltd.(1)(2)	550,000	331,659
Aluminum Corp. of China Ltd., Class H	534,000	781,224
Anhui Conch Cement Co. Ltd., Class H	186,000	506,263
ANTA Sports Products Ltd.	47,143	460,854
Baidu, Inc. ADR(1)(2)	5,200	579,384
Bank of China Ltd., Class H	844,275	539,100
Bank of Communications Co. Ltd., Class H	369,000	333,503
Baoshan Iron & Steel Co. Ltd., Class A	104,100	97,299
Beijing Enterprises Holdings Ltd.	95,500	365,115
Beijing Enterprises Water Group Ltd.	806,000	279,533
Beijing Haixin Energy Technology Co. Ltd., Class A(2)	85,280	64,334
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	234,800	172,630
Belite Bio, Inc. ADR(2)	781	124,523
BeOne Medicines Ltd. ADR(2)	4,425	1,314,092
BOE Technology Group Co. Ltd., Class A	353,900	201,965

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
BYD Co. Ltd., Class H	41,014	$ 560,716
BYD Electronic International Co. Ltd.(1)	92,500	332,730
CGN Power Co. Ltd., Class H(4)	1,143,000	514,495
Changchun High-Tech Industry Group Co. Ltd., Class A	11,600	145,337
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	391,481
China CITIC Bank Corp. Ltd., Class H	153,000	154,976
China Conch Venture Holdings Ltd.	132,000	193,291
China Construction Bank Corp., Class H	722,745	779,996
China Everbright Environment Group Ltd.	262,148	180,357
China Gas Holdings Ltd.	340,800	311,414
China Hongqiao Group Ltd.	202,500	914,735
China International Marine Containers Group Co. Ltd., Class H(1)	105,261	132,196
China Life Insurance Co. Ltd., Class H	106,000	338,165
China Longyuan Power Group Corp. Ltd., Class H	219,000	200,462
China Mengniu Dairy Co. Ltd.	163,000	360,116
China Merchants Bank Co. Ltd., Class H	56,000	355,837
China Merchants Port Holdings Co. Ltd.	84,000	157,620
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,251	0
China Nonferrous Mining Corp. Ltd.	118,000	177,095
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	538,086
China Oilfield Services Ltd., Class H	266,000	304,782
China Overseas Land & Investment Ltd.	346,360	516,525
China Petroleum & Chemical Corp., Class H	3,344,200	1,922,343
China Power International Development Ltd.(1)	694,000	281,006
China Railway Group Ltd., Class H	400,000	207,724
China Resources Beer Holdings Co. Ltd.	112,000	370,658
China Resources Land Ltd.	262,611	973,323
China Resources Mixc Lifestyle Services Ltd.(4)	28,000	169,190
China Resources Power Holdings Co. Ltd.(1)	272,000	635,395
China Shenhua Energy Co. Ltd., Class H	431,574	2,554,558
China Southern Airlines Co. Ltd., Class H(2)	562,500	282,842
China State Construction International Holdings Ltd.	180,000	191,693
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	113,833
China Vanke Co. Ltd., Class H(1)(2)	102,117	38,142
China Yangtze Power Co. Ltd., Class A	196,200	769,184
Chinasoft International Ltd.(1)	272,000	115,619
CITIC Ltd.	415,000	631,978
CITIC Securities Co. Ltd., Class H	43,500	133,204
CMOC Group Ltd., Class H	1,020,000	2,145,223
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	330,000	760,896
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	350,294	667,055
Country Garden Services Holdings Co. Ltd.	153,425	116,600
CRRC Corp. Ltd., Class H	327,000	213,001
CSPC Pharmaceutical Group Ltd.	924,560	1,091,131
Security	Shares	Value
China (continued)
Daqo New Energy Corp. ADR(2)	5,500	$ 116,985
Dongyue Group Ltd.	189,000	263,923
East Money Information Co. Ltd., Class A	35,789	98,928
Fufeng Group Ltd.(1)	162,000	144,628
Full Truck Alliance Co. Ltd. ADR	36,500	302,950
Ganfeng Lithium Group Co. Ltd., Class A	23,100	266,494
Ganfeng Lithium Group Co. Ltd., Class H(1)(4)	72,000	682,762
GDS Holdings Ltd., Class A(1)(2)	34,300	173,565
GEM Co. Ltd., Class A	124,200	144,132
Giant Biogene Holding Co. Ltd.(1)(4)	29,200	103,210
GoerTek, Inc., Class A	14,500	48,289
Great Wall Motor Co. Ltd., Class H	154,259	249,741
Guangdong Investment Ltd.	294,829	295,299
Guanghui Energy Co. Ltd., Class A	306,545	295,001
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	46,000	99,117
Haier Smart Home Co. Ltd., Class A	85,729	268,065
Hansoh Pharmaceutical Group Co. Ltd.(1)(4)	176,000	805,630
Hengan International Group Co. Ltd.	39,500	139,776
Hua Hong Semiconductor Ltd., Class H(1)(2)(4)	66,000	665,965
Huadian Power International Corp. Ltd., Class H	448,000	231,503
Huadong Medicine Co. Ltd., Class A	30,560	157,448
Hualan Biological Engineering, Inc., Class A	59,670	127,188
Huaneng Power International, Inc., Class H	764,000	578,495
Huayu Automotive Systems Co. Ltd., Class A	82,100	229,942
Hundsun Technologies, Inc., Class A	23,173	86,966
Iflytek Co. Ltd., Class A	37,950	257,750
Industrial & Commercial Bank of China Ltd., Class H	619,000	545,616
Industrial Bank Co. Ltd., Class A	17,782	48,526
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	131,359
Innovent Biologics, Inc.(2)(4)	90,000	989,960
J&T Global Express Ltd.(2)	194,600	251,893
JD Health International, Inc.(2)(4)	63,250	386,071
JD Logistics, Inc.(2)(4)	77,200	136,281
JD.com, Inc., Class A	26,900	396,519
Jiangsu Expressway Co. Ltd., Class H(1)	268,000	345,609
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	435,335
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	191,573
Jiangxi Copper Co. Ltd., Class H	255,000	1,132,514
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,300	114,573
KE Holdings, Inc. ADR(1)	71,400	1,068,858
Kingboard Holdings Ltd.	71,200	301,350
Kingdee International Software Group Co. Ltd.(2)	244,000	270,875
Kingsoft Corp. Ltd.(1)	44,400	129,365
Kunlun Energy Co. Ltd.	510,000	466,011

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Kweichow Moutai Co. Ltd., Class A	4,910	$ 1,033,969
Lenovo Group Ltd.	414,000	497,923
Li Ning Co. Ltd.	70,312	194,260
Longfor Group Holdings Ltd.(1)(4)	155,000	150,902
LONGi Green Energy Technology Co. Ltd., Class A(2)	241,144	618,661
Luxshare Precision Industry Co. Ltd., Class A	21,651	159,055
Luzhou Laojiao Co. Ltd., Class A	7,900	120,429
Maanshan Iron & Steel Co. Ltd., Class H(2)	1,305,000	420,905
Meituan, Class B(2)(4)	43,041	469,674
MMG Ltd.(2)	1,232,000	1,167,259
NARI Technology Co. Ltd., Class A	96,652	366,505
NAURA Technology Group Co. Ltd., Class A	5,400	355,122
NetEase, Inc. ADR	7,200	805,968
Ningxia Baofeng Energy Group Co. Ltd., Class A	41,400	174,144
Nongfu Spring Co. Ltd., Class H(4)	24,200	146,338
Orient Overseas International Ltd.	8,500	151,592
PDD Holdings, Inc. ADR(2)	6,600	674,388
PetroChina Co. Ltd., Class H	2,370,300	3,251,720
PICC Property & Casualty Co. Ltd., Class H	130,000	239,301
Ping An Insurance Group Co. of China Ltd., Class H(1)	75,046	577,045
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	171,922
Poly Developments and Holdings Group Co. Ltd., Class A	74,600	63,289
Sanan Optoelectronics Co. Ltd., Class A	53,900	91,883
SDIC Power Holdings Co. Ltd., Class A	112,800	231,659
Shandong Gold Mining Co. Ltd., Class A	86,844	516,432
Shandong Gold Mining Co. Ltd., Class H(4)	116,500	491,369
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,400	132,897
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	98,500	251,039
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	256,565
Shenergy Co. Ltd., Class A	227,799	294,711
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	95,546
Shenzhen Energy Group Co. Ltd., Class A	290,352	294,721
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	369,326
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	502,408
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	328,238
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(2)	2,300	136,416
Sino Biopharmaceutical Ltd.	1,422,750	1,080,893
Sinopec Oilfield Service Corp., Class H(1)(2)	2,725,500	309,513
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,272,000	199,992
Sinopharm Group Co. Ltd., Class H	138,800	360,097
Sinotruk Hong Kong Ltd.	50,500	251,956
SITC International Holdings Co. Ltd.	84,000	367,796
Smoore International Holdings Ltd.(1)(4)	115,000	131,247
Sunny Optical Technology Group Co. Ltd.	43,400	302,596
TBEA Co. Ltd., Class A	100,584	393,292
Security	Shares	Value
China (continued)
TCL Technology Group Corp., Class A	410,080	$ 255,675
Tencent Holdings Ltd.	91,511	5,771,813
Tingyi (Cayman Islands) Holding Corp.	278,000	464,129
TravelSky Technology Ltd., Class H	93,000	115,731
Trip.com Group Ltd. ADR(2)	8,800	438,152
Tsingtao Brewery Co. Ltd., Class H	70,000	434,857
Uni-President China Holdings Ltd.(1)	290,000	291,039
Wanhua Chemical Group Co. Ltd., Class A	41,920	487,221
Want Want China Holdings Ltd.	391,000	231,374
Weichai Power Co. Ltd., Class H	222,200	787,971
WH Group Ltd.(4)	573,500	753,829
Wuliangye Yibin Co. Ltd., Class A	21,600	324,364
WuXi AppTec Co. Ltd., Class H(4)	22,000	336,940
WuXi Biologics Cayman, Inc.(2)(4)	200,000	860,098
Xiaomi Corp., Class B(2)(4)	455,801	1,882,759
Xinyi Glass Holdings Ltd.(1)	132,000	165,617
Xinyi Solar Holdings Ltd.	432,000	161,909
Yangzijiang Financial Holding Ltd.	316,000	62,183
Yangzijiang Shipbuilding Holdings Ltd.	186,200	553,086
Yankuang Energy Group Co. Ltd., Class H	639,600	1,190,874
Youngor Fashion Co. Ltd., Class A	80,800	90,119
Yuexiu Property Co. Ltd.(1)	109,000	52,868
Yunnan Baiyao Group Co. Ltd., Class A	20,557	163,932
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	120,592
Zhaojin Mining Industry Co. Ltd., Class H	278,000	1,154,964
Zhejiang Expressway Co. Ltd., Class H	274,000	251,846
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	284,315
Zijin Mining Group Co. Ltd., Class H	546,000	2,456,178
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(1)	209,800	232,928
ZTE Corp., Class H(1)	172,939	488,759
		$ 85,386,065
Colombia — 0.6%
Cementos Argos SA	256,701	$ 820,348
Ecopetrol SA	1,197,251	912,526
Geopark Ltd.(1)	11,800	112,100
Grupo Argos SA	24,040	109,152
Grupo Cibest SA	18,160	419,687
Grupo Cibest SA ADR	9,000	655,290
Grupo de Inversiones Suramericana SA	7,733	104,829
Interconexion Electrica SA ESP	53,689	409,209
		$ 3,543,141

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Croatia — 0.7%
Adris Grupa DD, PFC Shares	6,147	$ 576,876
Arena Hospitality Group DD	2,091	85,609
Atlantic Grupa DD	2,113	118,495
Ericsson Nikola Tesla DD	881	197,140
Hrvatski Telekom DD	25,199	1,079,978
Koncar-Elektroindustrija DD	284	241,398
Plava Laguna DD	217	85,581
Podravka Prehrambena Ind DD	2,414	415,847
Valamar Riviera DD	93,891	708,077
Zagrebacka Banka DD	6,564	178,460
		$ 3,687,461
Czech Republic — 0.6%
CEZ AS	39,089	$ 2,210,476
Colt CZ Group SE	5,528	236,212
Komercni Banka AS	8,045	410,458
Moneta Money Bank AS(4)	22,255	193,993
Philip Morris CR AS	176	155,935
		$ 3,207,074
Egypt — 0.5%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 198,275
Commercial International Bank - Egypt (CIB)	382,689	850,031
Eastern Co. SAE	901,970	577,275
EFG Holding SAE(2)	177,914	82,220
E-Finance for Digital & Financial Investments	89,281	29,483
Egyptian International Pharmaceutical Industries Co.	37,035	52,836
ElSewedy Electric Co.	202,870	290,501
Fawry for Banking & Payment Technology Services SAE(2)	214,067	67,211
Madinet Masr For Housing & Development	758,558	71,970
Misr Fertilizers Production Co. SAE	236,714	177,557
Oriental Weavers	309,329	124,723
Talaat Moustafa Group	268,673	367,531
		$ 2,889,613
Estonia — 0.5%
Tallink Grupp AS	2,438,014	$ 1,723,620
TKM Grupp AS	81,562	870,282
		$ 2,593,902
Ghana — 0.1%
Aluworks Ltd.(2)(3)	5,176,100	$ 0
CalBank PLC(2)	341,902	21,274
Unilever Ghana PLC	249,000	646,220
		$ 667,494
Security	Shares	Value
Greece — 1.3%
Aegean Airlines SA	6,052	$ 82,600
Allwyn AG	28,777	435,289
Alpha Bank SA	115,150	427,128
Athens Water Supply & Sewage Co. SA	7,175	74,687
Costamare Bulkers Holdings Ltd.(2)	2,793	43,208
Costamare, Inc.	13,966	236,025
Eurobank SA, Class A	169,361	678,127
GEK TERNA SA	9,891	388,989
Hellenic Telecommunications Organization SA	37,632	711,213
Helleniq Energy Holdings SA	23,858	272,103
Holding Co. ADMIE IPTO SA	39,952	130,361
HUUUGE, Inc.(2)(4)	13,930	86,865
JUMBO SA	22,835	581,832
LAMDA Development SA(2)	8,969	62,099
Metlen Energy & Metals PLC(2)	10,614	417,311
Motor Oil (Hellas) Corinth Refineries SA	18,280	804,856
National Bank of Greece SA	60,470	934,134
Public Power Corp. SA	23,724	495,991
Titan SA	9,557	501,068
		$ 7,363,886
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 375,485
MOL Hungarian Oil & Gas PLC	83,132	995,952
OTP Bank Nyrt	12,218	1,310,110
Richter Gedeon Nyrt	25,634	913,293
		$ 3,594,840
Iceland — 0.5%
Alvotech SA(1)(2)	18,000	$ 61,740
Arion Banki Hf.(4)	210,165	301,284
Bera Hf.(2)	893,270	104,289
Brim Hf.	523,945	326,748
Eik Fasteignafelag Hf.	1,131,355	128,410
Eimskipafelag Islands Hf.	20,268	39,662
Festi Hf.	203,114	525,681
Hagar Hf.	396,887	370,270
Heimar Hf.	236,668	65,567
Icelandair Group Hf.(2)	4,838,238	27,225
Islandsbanki Hf.	101,860	111,355
Kvika banki Hf.	595,941	81,941
Reitir Fasteignafelag Hf.	82,656	74,855
Sildarvinnslan Hf.	274,152	217,843
Siminn Hf.	2,013,433	208,189

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Sjova-Almennar Tryggingar Hf.	328,847	$ 95,000
Syn Hf.(2)	166,726	28,667
		$ 2,768,726
India — 6.3%
ABB India Ltd.	2,412	$ 152,470
ACC Ltd.	3,567	47,464
Adani Enterprises Ltd.	8,725	162,686
Adani Green Energy Ltd.(2)	9,292	79,842
Adani Ports & Special Economic Zone Ltd.	13,219	184,909
Adani Power Ltd.(2)	185,895	295,857
Adani Total Gas Ltd.	22,093	119,735
Alkem Laboratories Ltd.	3,800	213,017
Apollo Hospitals Enterprise Ltd.	3,512	277,455
Ashok Leyland Ltd.	151,080	247,919
Asian Paints Ltd.	13,099	302,072
Astral Ltd.	4,133	70,254
Aurobindo Pharma Ltd.	23,200	322,629
Avenue Supermarts Ltd.(2)(4)	4,100	172,582
Axis Bank Ltd.	25,838	320,009
Bajaj Auto Ltd.	1,140	106,510
Bajaj Finance Ltd.	20,000	171,134
Bharat Forge Ltd.	14,994	268,758
Bharat Petroleum Corp. Ltd.	73,200	219,472
Bharti Airtel Ltd.	138,700	2,635,769
Biocon Ltd.	15,452	59,392
Bosch Ltd.	952	290,463
Britannia Industries Ltd.	3,000	172,053
CG Power & Industrial Solutions Ltd.	24,000	167,125
Cipla Ltd.	26,154	340,797
Coforge Ltd.	19,600	234,368
Colgate-Palmolive (India) Ltd.	4,100	77,669
Container Corp. of India Ltd.	14,735	66,661
Cummins India Ltd.	1,875	89,776
Dabur India Ltd.	16,400	71,334
Divi's Laboratories Ltd.	6,919	437,182
DLF Ltd.	38,758	208,354
Dr. Lal PathLabs Ltd.(4)	8,428	117,388
Dr. Reddy's Laboratories Ltd.	32,090	430,096
Eicher Motors Ltd.	3,700	259,068
Embassy Office Parks REIT	41,800	186,265
Fortis Healthcare Ltd.	43,036	364,411
GAIL (India) Ltd.	144,000	211,057
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	153,121
Glenmark Pharmaceuticals Ltd.	12,558	283,277
Godrej Consumer Products Ltd.	9,364	98,092
Security	Shares	Value
India (continued)
Godrej Properties Ltd.(2)	7,252	$ 113,545
Grasim Industries Ltd.	8,195	222,389
Havells India Ltd.	10,504	132,202
HCL Technologies Ltd.	57,737	830,992
HDFC Bank Ltd.	51,945	406,887
HDFC Life Insurance Co. Ltd.(4)	7,000	43,991
Hero MotoCorp Ltd.	7,524	406,704
Hindalco Industries Ltd.	29,400	278,020
Hindustan Aeronautics Ltd.(5)	5,400	199,855
Hindustan Petroleum Corp. Ltd.	73,122	260,580
Hindustan Unilever Ltd.	23,929	521,516
Hindustan Zinc Ltd.	27,461	148,091
ICICI Bank Ltd.	36,451	467,931
Indian Hotels Co. Ltd.	22,700	138,292
Indian Oil Corp. Ltd.	132,000	189,498
Indian Railway Catering & Tourism Corp. Ltd.	30,321	159,686
IndusInd Bank Ltd.(2)	5,700	45,661
Info Edge India Ltd.	27,000	279,033
Infosys Ltd.	187,913	2,534,541
InterGlobe Aviation Ltd.(4)	3,500	147,737
ITC Hotels Ltd.(2)	7,184	10,562
ITC Ltd.	71,847	219,544
Jindal Steel Ltd.	26,049	309,418
Jio Financial Services Ltd.	45,331	108,274
JSW Steel Ltd.	30,895	370,403
Kaynes Technology India Ltd.(2)	2,600	95,544
Kotak Mahindra Bank Ltd.	45,205	170,167
KPIT Technologies Ltd.	11,900	80,430
Kwality Wall's India Ltd.(2)	23,929	5,669
Larsen & Toubro Ltd.	11,538	428,956
Laurus Labs Ltd.(4)	18,991	200,365
LTIMindtree Ltd.(4)	5,444	234,323
Lupin Ltd.	13,532	334,891
Mahindra & Mahindra Ltd.	15,361	481,822
Marico Ltd.	24,500	191,241
Maruti Suzuki India Ltd.	3,087	404,890
Max Healthcare Institute Ltd.	25,200	258,573
Mphasis Ltd.	8,079	177,548
Nestle India Ltd.	17,300	214,987
NTPC Ltd.	178,878	704,526
Oracle Financial Services Software Ltd.	1,700	122,091
Persistent Systems Ltd.	5,600	293,993
Petronet LNG Ltd.	70,400	184,887
Phoenix Mills Ltd.	17,000	272,470
PI Industries Ltd.	3,875	112,163
Pidilite Industries Ltd.	8,400	114,175

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Piramal Finance Ltd.(2)	9,818	$ 192,261
Power Grid Corp. of India Ltd.	139,964	440,647
PVR Inox Ltd.(2)	5,206	50,618
Redington Ltd.	44,000	94,320
Reliance Industries Ltd.	171,624	2,468,221
SBI Life Insurance Co. Ltd.(4)	2,900	54,857
Siemens Energy India Ltd.	3,216	87,538
Siemens Ltd.(2)	3,216	100,485
SRF Ltd.	3,242	84,185
State Bank of India GDR(5)	1,968	209,403
Sun Pharmaceutical Industries Ltd.	42,592	796,607
Tata Communications Ltd.	20,183	288,027
Tata Consultancy Services Ltd.	54,414	1,370,180
Tata Consumer Products Ltd.	22,090	237,570
Tata Elxsi Ltd.	2,800	118,839
Tata Motors Ltd.(2)	22,186	94,753
Tata Motors Passenger Vehicles Ltd.	43,938	139,191
Tata Power Co. Ltd.	113,900	458,521
Tata Steel Ltd.	197,542	405,310
Tech Mahindra Ltd.	35,477	526,988
Titan Co. Ltd.	11,734	492,860
Torrent Pharmaceuticals Ltd.	7,900	352,442
Trent Ltd.	3,000	105,652
Tube Investments of India Ltd.	2,704	72,322
TVS Motor Co. Ltd.	5,300	190,470
United Spirits Ltd.	14,200	183,372
UPL Ltd.	25,559	155,039
Varun Beverages Ltd.	27,500	112,484
Vedanta Ltd.	52,000	364,840
Vodafone Idea Ltd.(2)	841,401	76,286
Voltas Ltd.	14,121	191,252
Wipro Ltd.	174,106	350,530
Zydus Life Sciences Ltd.	19,960	185,846
		$ 35,369,471
Indonesia — 2.2%
Alamtri Resources Indonesia Tbk. PT	3,538,300	$ 540,758
Amman Mineral Internasional PT(2)	472,000	136,349
Aneka Tambang Tbk. PT	1,547,400	323,814
Astra Agro Lestari Tbk. PT	213,500	95,104
Astra International Tbk. PT	4,279,900	1,579,983
Astrindo Nusantara Infrastructure Tbk. PT(2)	14,364,900	152,336
Bank Central Asia Tbk. PT	1,051,200	406,058
Bank Mandiri Persero Tbk. PT	770,400	216,253
Bank Negara Indonesia Persero Tbk. PT	373,400	83,386
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	305,172
Security	Shares	Value
Indonesia (continued)
Barito Renewables Energy Tbk. PT(2)	1,683,700	$ 525,599
Bukalapak.com Tbk. PT(2)	14,207,700	116,970
Bukit Asam Persero Tbk. PT	807,500	151,460
Bumi Resources Minerals Tbk. PT(2)	3,096,700	135,393
Bumi Serpong Damai Tbk. PT(2)	1,381,900	60,743
Charoen Pokphand Indonesia Tbk. PT	579,700	139,127
Dian Swastatika Sentosa Tbk. PT(2)	20,100	78,191
Elang Mahkota Teknologi Tbk. PT	3,975,100	179,308
Erajaya Swasembada Tbk. PT	3,112,300	69,897
GoTo Gojek Tokopedia Tbk. PT(2)	252,090,200	758,783
Indah Kiat Pulp & Paper Tbk. PT	574,600	345,348
Indocement Tunggal Prakarsa Tbk. PT	157,900	47,217
Indofood CBP Sukses Makmur Tbk. PT	340,600	147,350
Indofood Sukses Makmur Tbk. PT	819,000	305,588
Indosat Tbk. PT	756,000	93,379
Japfa Comfeed Indonesia Tbk. PT	594,100	83,041
Jasa Marga (Persero) Tbk. PT	317,400	57,558
Kalbe Farma Tbk. PT	8,791,300	505,121
Map Aktif Adiperkasa PT	2,430,400	89,175
MD Entertainment Tbk. PT(2)	394,790	72,219
Medikaloka Hermina Tbk. PT(5)	2,797,800	219,215
Merdeka Copper Gold Tbk. PT(2)	737,200	140,270
Mitra Adiperkasa Tbk. PT	1,415,400	100,677
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	115,275
Pantai Indah Kapuk Dua Tbk. PT	169,300	75,828
Perusahaan Gas Negara Persero Tbk. PT	2,827,100	309,297
Petrindo Jaya Kreasi Tbk. PT	3,121,000	194,313
Sarana Menara Nusantara Tbk. PT	2,155,400	62,248
Semen Indonesia Persero Tbk. PT	863,000	125,399
Sumber Alfaria Trijaya Tbk. PT	2,690,100	236,064
Surya Citra Media Tbk. PT	5,124,900	79,467
Surya Semesta Internusa Tbk. PT	1,059,800	84,941
Telkom Indonesia Persero Tbk. PT	6,770,300	1,224,084
Transcoal Pacific Tbk. PT	101,100	66,766
Unilever Indonesia Tbk. PT	677,300	73,350
United Tractors Tbk. PT	602,400	1,101,604
XLSMART Telecom Sejahtera Tbk. PT	731,300	128,046
		$ 12,137,524
Jordan — 0.6%
Arab Bank PLC	116,766	$ 1,034,456
Arab Potash	13,801	798,716
Capital Bank of Jordan	20,818	84,582
International General Insurance Holdings Ltd.	12,200	295,545
Jordan Islamic Bank	19,244	128,918
Jordan Petroleum Refinery Co.	59,793	573,341

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Jordan (continued)
Jordan Phosphate Mines	8,503	$ 343,624
Jordanian Electric Power Co.	67,684	332,421
		$ 3,591,603
Kazakhstan — 0.6%
Freedom Holding Corp.(1)(2)	2,400	$ 347,712
Halyk Savings Bank of Kazakhstan JSC GDR(5)	36,909	1,152,165
Kaspi.KZ JSC ADR(2)	3,710	274,800
KCell JSC GDR(2)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	22,906	1,786,668
		$ 3,561,345
Kenya — 0.6%
ABSA Bank Kenya PLC	527,120	$ 117,517
East African Breweries PLC	359,076	695,832
Equity Group Holdings PLC	1,165,800	608,580
KCB Group PLC	804,860	417,630
Safaricom PLC	8,255,000	1,746,478
		$ 3,586,037
Kuwait — 1.2%
Agility Global PLC	1,031,757	$ 390,162
Agility Public Warehousing Co. KSCC	365,871	149,261
Al Ahli Bank of Kuwait KSCP	105,953	100,997
Boubyan Bank KSCP	91,350	202,366
Boubyan Petrochemicals Co. KSCP	95,970	172,587
Gulf Bank KSCP	193,218	205,251
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	85,802
Humansoft Holding Co. KSC	18,898	147,138
Kuwait Finance House KSCP	685,315	1,782,771
Kuwait International Bank KSCP	155,876	142,990
Mabanee Co. KPSC	254,544	747,267
Mobile Telecommunications Co. KSCP	387,776	714,786
National Bank of Kuwait SAKP	547,567	1,623,532
National Industries Group Holding SAK	448,351	332,829
		$ 6,797,739
Lebanon — 0.0%
Bank Audi SAL GDR(2)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.5%
Apranga PVA	85,161	$ 347,527
Artea Bankas AB	931,034	991,147
Security	Shares	Value
Lithuania (continued)
KN Energies AB	1,044,642	$ 504,001
Rokiskio Suris	157,707	802,773
		$ 2,645,448
Malaysia — 2.3%
Axiata Group Bhd.	192,175	$ 105,374
Bermaz Auto Bhd.	327,300	71,848
Bumi Armada Bhd.	605,000	51,142
CelcomDigi Bhd.	422,600	310,160
CIMB Group Holdings Bhd.	147,724	277,103
Dialog Group Bhd.	991,150	532,230
Fraser & Neave Holdings Bhd.	26,000	193,649
Gamuda Bhd.	342,600	318,128
Genting Bhd.	391,000	216,791
Greatech Technology Bhd.(2)	281,600	129,906
Hibiscus Petroleum Bhd.	144,200	79,918
Hong Leong Bank Bhd.	26,500	144,022
IGB Real Estate Investment Trust	202,800	138,622
IHH Healthcare Bhd.	755,800	1,682,758
IJM Corp. Bhd.	72,240	39,275
Inari Amertron Bhd.	1,398,150	454,645
IOI Corp. Bhd.	160,200	167,707
ITMAX SYSTEM Bhd.	111,200	123,565
Kossan Rubber Industries Bhd.	587,700	174,186
KPJ Healthcare Bhd.	443,100	376,654
Kuala Lumpur Kepong Bhd.	29,450	157,180
Mah Sing Group Bhd.	409,600	102,391
Malayan Banking Bhd.	132,286	372,343
Malaysian Pacific Industries Bhd.	16,600	120,400
Maxis Bhd.	297,300	264,959
MBM Resources Bhd.	63,400	75,585
Mi Technovation Bhd.	121,400	78,129
MISC Bhd.	55,240	115,915
Mr DIY Group M Bhd.(4)	562,700	213,765
Padini Holdings Bhd.	200,100	77,433
Petronas Chemicals Group Bhd.	106,800	160,559
Petronas Dagangan Bhd.	100,700	544,520
Petronas Gas Bhd.	50,974	226,546
PPB Group Bhd.	21,360	63,645
Press Metal Aluminium Holdings Bhd.	503,200	1,000,680
Public Bank Bhd.	342,790	398,010
QL Resources Bhd.	98,200	90,068
RHB Bank Bhd.	70,159	146,766
Riverstone Holdings Ltd.(1)	446,600	238,764
SD Guthrie Bhd.	207,609	311,015
Sime Darby Bhd.	217,645	122,415

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia (continued)
Sunway Bhd.	136,000	$ 162,913
Sunway Healthcare Holdings Bhd., Class B(2)	13,600	6,718
Sunway Real Estate Investment Trust	512,000	294,281
Telekom Malaysia Bhd.	189,500	332,694
Tenaga Nasional Bhd.	132,831	457,510
TIME dotCom Bhd.	154,100	225,546
Top Glove Corp. Bhd.	1,115,720	190,012
ViTrox Corp. Bhd.	213,500	224,159
VS Industry Bhd.	868,900	44,435
Yinson Holdings Bhd.	320,000	178,599
Zetrix Ai Bhd.	173,700	32,117
		$ 12,617,755
Mauritius — 0.5%
Alteo Ltd.	383,939	$ 90,898
CIEL Ltd.	3,055,969	519,116
CIM Financial Services Ltd.	471,828	160,053
ENL Ltd.	57,167	6,386
ER Group Ltd.	349,474	149,476
IBL Ltd.	160,284	90,741
Lavastone Ltd.	2,649,077	70,857
Lighthouse Properties PLC	824,036	363,207
MCB Group Ltd.	93,106	795,314
Miwa Sugar Ltd.(2)	383,939	37,831
Phoenix Beverages Ltd.	23,053	287,835
SBM Holdings Ltd.	806,564	113,287
Terra Mauricia Ltd.	84,900	32,816
United Basalt Products Ltd.	64,613	63,229
		$ 2,781,046
Mexico — 5.0%
Alpek SAB de CV(1)(2)	216,944	$ 137,383
Alsea SAB de CV	215,100	695,118
America Movil SAB de CV, Series B	3,930,590	4,997,944
Arca Continental SAB de CV(1)	25,800	297,183
Cemex SAB de CV, Series CPO(1)	1,004,718	1,150,299
Coca-Cola Femsa SAB de CV(1)	37,610	366,237
Corp. Inmobiliaria Vesta SAB de CV(1)	229,100	764,647
El Puerto de Liverpool SAB de CV, Class C1(1)	89,700	538,010
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	464,357
Fibra MTY SAPI de CV	307,400	260,354
Fibra Uno Administracion SA de CV	438,067	715,650
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,385,371
GCC SAB de CV	10,300	109,149
Genomma Lab Internacional SAB de CV, Class B(1)	144,400	146,309
Security	Shares	Value
Mexico (continued)
Gruma SAB de CV, Class B(1)	13,000	$ 237,979
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	753,126
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	61,900	1,524,550
Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	27,954	942,666
Grupo Bimbo SAB de CV, Series A(1)	137,408	460,224
Grupo Carso SAB de CV, Series A1(1)	91,500	687,054
Grupo Comercial Chedraui SA de CV(1)	17,000	99,507
Grupo Elektra SAB de CV(2)(3)	3,319	34,546
Grupo Financiero Banorte SAB de CV, Class O	98,000	1,085,147
Grupo Financiero Inbursa SAB de CV, Class O	143,216	360,937
Grupo Mexico SAB de CV, Series B	206,756	2,211,527
Grupo Televisa SAB, Series C(1)	318,600	185,582
Industrias Penoles SAB de CV(2)	12,314	548,933
Kimberly-Clark de Mexico SAB de CV, Class A	77,110	182,589
Megacable Holdings SAB de CV(1)	55,900	193,559
Nemak SAB de CV(2)(4)	1,641,216	320,496
Operadora De Sites Mexicanos SAB de CV, Class A1(1)	233,764	223,943
Orbia Advance Corp. SAB de CV(1)(2)	58,867	71,010
Prologis Property Mexico SA de CV	296,078	1,292,481
Promotora y Operadora de Infraestructura SAB de CV	34,350	556,542
Sigma Foods SAB de CV, Series A(1)	419,369	419,533
Ternium SA ADR	3,422	137,393
Vista Energy SAB de CV ADR(2)	31,900	2,407,493
Wal-Mart de Mexico SAB de CV	317,964	1,036,758
		$ 28,001,586
Morocco — 0.6%
Attijariwafa Bank	7,499	$ 550,906
Bank of Africa	4,089	87,757
Banque Centrale Populaire	4,384	113,767
Co. Sucrerie Marocaine et de Raffinage	18,969	391,021
Itissalat Al-Maghrib	57,814	581,710
Label Vie	283	118,102
LafargeHolcim Maroc SA	1,107	200,732
Managem SA	936	849,573
Societe d'Exploitation des Ports	5,955	487,958
TAQA Morocco SA	723	135,845
		$ 3,517,371
Oman — 0.7%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 34,193
Bank Muscat SAOG	504,080	639,308
Bank Nizwa SAOG	418,120	168,885
National Bank of Oman SAOG	263,458	263,615
Oman Cement Co. SAOG	99,831	138,949
Oman Flour Mills Co. SAOG	79,633	109,392

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oman (continued)
Oman Telecommunications Co. SAOG	192,862	$ 778,938
Omani Qatari Telecommunications Co. SAOG	204,765	192,443
OQ Exploration & Production SAOG	290,850	366,432
OQ Gas Networks SAOC	460,800	322,498
Renaissance Services SAOG	235,753	244,599
Sembcorp Salalah Power & Water Co. SAOG	377,934	224,265
Sohar International Bank SAOG(2)	451,090	269,979
		$ 3,753,496
Pakistan — 0.5%
Engro Holdings Ltd.(2)	147,139	$ 140,426
Fauji Fertilizer Co. Ltd.	167,205	295,301
Habib Bank Ltd.	133,780	118,866
Hub Power Co. Ltd.	360,081	254,130
IBEX Holdings Ltd.(2)	5,700	152,874
Lucky Cement Ltd.	271,915	349,411
Mari Energies Ltd.	73,632	166,020
MCB Bank Ltd.	83,014	109,057
Meezan Bank Ltd.	116,683	189,903
Millat Tractors Ltd.	42,892	76,528
Nishat Mills Ltd.	155,957	67,659
Oil & Gas Development Co. Ltd.	199,423	195,415
Pakistan Oilfields Ltd.	55,863	124,248
Pakistan Petroleum Ltd.	207,887	149,681
Pakistan State Oil Co. Ltd.	118,797	140,669
Systems Ltd.	525,765	264,186
United Bank Ltd.	120,292	143,547
		$ 2,937,921
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	13,600	$ 694,688
Copa Holdings SA, Class A	5,974	678,706
		$ 1,373,394
Peru — 1.2%
Alicorp SAA	15,006	$ 48,297
Cia de Minas Buenaventura SAA ADR	50,094	1,805,388
Credicorp Ltd.	5,572	1,889,911
Ferreycorp SAA	31,551	37,173
Orygen Peru SAA	40,586	35,222
Southern Copper Corp.(1)	17,366	2,987,994
		$ 6,803,985
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	151,700	$ 74,435
Aboitiz Power Corp.	570,100	450,959
Security	Shares	Value
Philippines (continued)
Alliance Global Group, Inc.	873,800	$ 129,594
Apex Mining Co., Inc.	241,100	60,587
Ayala Corp.	24,828	207,547
Ayala Land, Inc.	272,408	72,842
Ayala Land, Inc.(2)(3)	3,534,608	0
Bank of the Philippine Islands	114,488	188,880
BDO Unibank, Inc.	139,537	262,519
Century Pacific Food, Inc.	620,600	358,209
Converge Information & Communications Technology Solutions, Inc.	349,000	71,108
DigiPlus Interactive Corp.	305,900	81,941
Emperador, Inc.	391,400	103,148
Globe Telecom, Inc.	7,734	206,832
GT Capital Holdings, Inc.	8,700	74,484
International Container Terminal Services, Inc.	79,720	903,813
JG Summit Holdings, Inc.	298,772	136,105
Jollibee Foods Corp.	156,940	459,288
Manila Electric Co.	56,804	578,011
Manila Water Co., Inc.	104,800	73,329
Megaworld Corp.	2,140,300	74,301
Metropolitan Bank & Trust Co.	126,499	132,591
Monde Nissin Corp.(4)	816,500	89,912
PLDT, Inc.	20,100	430,379
Puregold Price Club, Inc.	267,040	180,276
Semirara Mining & Power Corp.	321,220	151,177
SM Investments Corp.	48,580	496,989
SM Prime Holdings, Inc.	716,650	242,310
Universal Robina Corp.	175,710	190,252
		$ 6,481,818
Poland — 2.5%
Allegro.eu SA(2)(4)	67,467	$ 484,276
Asseco Poland SA	13,348	614,983
Bank Millennium SA(2)	32,516	144,112
Bank Polska Kasa Opieki SA	9,363	554,795
Budimex SA	5,686	1,022,287
CD Projekt SA	14,559	936,721
Cyfrowy Polsat SA(1)(2)	43,504	137,626
Dino Polska SA(2)(4)	107,880	974,968
Grupa Kety SA	1,077	286,580
InPost SA(2)	27,708	490,541
KGHM Polska Miedz SA(2)	16,428	1,200,229
KRUK SA	1,376	167,650
LPP SA	216	1,309,704
mBank SA(2)	627	182,420
Modivo SA(1)(2)	4,600	117,437

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Neuca SA	578	$ 104,404
Orange Polska SA	168,212	643,178
ORLEN SA	55,108	1,996,798
PGE Polska Grupa Energetyczna SA(2)	140,840	402,267
Powszechna Kasa Oszczednosci Bank Polski SA	40,893	967,283
Powszechny Zaklad Ubezpieczen SA	31,110	541,531
Santander Bank Polska SA	2,500	396,381
Tauron Polska Energia SA(2)	167,120	463,600
		$ 14,139,771
Qatar — 1.0%
Al Meera Consumer Goods Co. QSC	28,548	$ 103,488
Al Rayan Bank	186,973	112,178
Barwa Real Estate Co.	320,609	204,186
Commercial Bank PSQC	116,405	136,490
Ezdan Holding Group QSC(2)	181,730	39,842
Gulf International Services QSC	460,440	252,831
Industries Qatar QSC	267,679	781,189
Mazaya Real Estate Development QPSC(2)	297,835	44,150
Medicare Group	42,294	59,075
Mesaieed Petrochemical Holding Co.	585,358	175,395
Nebras Energy	85,549	337,374
Ooredoo QPSC	112,086	382,065
Qatar Aluminum Manufacturing Co.	647,748	249,405
Qatar Fuel QSC	38,116	151,504
Qatar Gas Transport Co. Ltd.	621,419	715,807
Qatar Insurance Co. SAQ	126,000	78,869
Qatar International Islamic Bank QSC	65,027	198,831
Qatar Islamic Bank QPSC	70,363	439,407
Qatar National Bank QPSC	182,353	852,433
Qatari Investors Group QSC	96,052	35,255
United Development Co. QSC	154,435	37,171
Vodafone Qatar PQSC	395,921	256,727
		$ 5,643,672
Romania — 0.7%
Banca Transilvania SA	87,116	$ 709,159
BRD-Groupe Societe Generale SA	33,206	210,764
OMV Petrom SA	3,344,575	757,637
Societatea Energetica Electrica SA	51,840	335,325
Societatea Nationala de Gaze Naturale ROMGAZ SA	409,724	1,108,844
Societatea Nationala Nuclearelectrica SA	18,481	279,772
Transgaz SA Medias	28,481	552,241
		$ 3,953,742
Security	Shares	Value
Russia(6) — 0.0%
Aeroflot PJSC(2)(3)	91,240	$ 0
Evraz PLC(2)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(2)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(2)(3)	961,000	0
Inter RAO UES PJSC(2)(3)	13,202,001	0
Magnit PJSC(2)(3)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(2)(3)	240,670	0
Mobile TeleSystems PJSC(2)(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(2)(3)	55,681	0
Mosenergo PJSC(2)(3)	5,882,962	0
Novatek PJSC(2)(3)	64,840	0
OGK-2 PJSC(2)(3)	20,114,000	0
PhosAgro PJSC(2)(3)	5,758	0
PhosAgro PJSC(2)(3)	112	0
PhosAgro PJSC GDR(2)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(2)(3)	83,050	0
Rostelecom PJSC(2)(3)	154,538	0
RusHydro PJSC(2)(3)	51,763,952	0
Sberbank of Russia PJSC(2)(3)	371,510	0
Severstal PAO GDR(2)(3)(5)	40,244	0
Sistema AFK PAO(2)(3)	595,500	0
Surgutneftegas PAO, PFC Shares(2)(3)	388,817	0
Transneft PJSC, PFC Shares(2)(3)	7,000	0
Unipro PAO(2)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.2%
Abdullah Al Othaim Markets Co.	80,310	$ 131,115
Al Babtain Power & Telecommunication Co.	25,152	445,424
Al Hammadi Holding	27,426	195,205
Al Moammar Information Systems Co.	3,440	149,224
Al Rajhi Bank	38,410	1,094,943
Alandalus Property Co.	23,113	96,126
Aldrees Petroleum and Transport Services Co.	9,885	352,196
Alinma Bank	33,521	259,582
Almarai Co. JSC	73,943	861,311
Arabian Internet & Communications Services Co.	8,490	445,139
Arriyadh Development Co.	15,994	79,769
Bank AlBilad	25,004	182,762
Banque Saudi Fransi	30,802	164,313
Batic Investments and Logistic Co.(2)	116,000	68,926
Bawan Co.(2)	19,236	233,268
Catrion Catering Holding Co.	10,213	189,094
Dallah Healthcare Co.	10,498	370,351
Dar Al Arkan Real Estate Development Co.(2)	105,317	509,908
Dr. Sulaiman Al Habib Medical Services Group Co.	29,618	2,035,362

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Elm Co.	5,861	$ 843,191
Etihad Etisalat Co.	44,585	776,434
Jabal Omar Development Co.(2)	150,000	641,735
Jamjoom Pharmaceuticals Factory Co.	8,500	322,513
Jarir Marketing Co.	144,565	544,857
Leejam Sports Co. JSC	8,274	192,443
Maharah Human Resources Co.	76,800	120,535
Middle East Healthcare Co.	13,996	129,912
Mouwasat Medical Services Co.	26,503	513,785
Nahdi Medical Co.	6,083	169,560
National Agriculture Development Co.(2)	21,203	100,978
National Gas & Industrialization Co.	15,924	354,350
National Medical Care Co.	7,751	284,814
Retal Urban Development Co.	40,265	144,280
Riyad Bank	30,309	240,090
Riyadh Cables Group Co.	3,664	116,817
SABIC Agri-Nutrients Co.	9,122	350,317
Sahara International Petrochemical Co.	25,950	110,795
Saudi Arabian Mining Co.(2)	49,559	856,532
Saudi Arabian Oil Co.(4)	271,406	1,964,762
Saudi Aramco Base Oil Co.	2,772	78,689
Saudi Automotive Services Co.(2)	21,798	318,481
Saudi Basic Industries Corp.	23,327	372,735
Saudi Ceramic Co.	18,457	144,367
Saudi Chemical Co. Holding	152,398	331,495
Saudi Energy Co.	277,959	1,264,327
Saudi Ground Services Co.	28,577	246,866
Saudi Industrial Investment Group	18,797	66,525
Saudi National Bank	47,512	536,355
Saudi Public Transport Co.(2)	15,777	45,913
Saudi Real Estate Co.(2)	42,607	152,324
Saudi Research & Media Group(2)	4,167	96,627
Saudi Telecom Co.	132,832	1,505,493
Saudia Dairy & Foodstuff Co.	4,222	235,799
Savola Group(2)	11,486	80,346
Seera Group Holding(2)	55,132	293,428
Sustained Infrastructure Holding Co.	15,031	135,886
Umm Al Qura for Development & Construction Co.(2)	42,311	186,952
United Electronics Co.	18,141	390,970
United International Transportation Co.	8,294	91,062
Yanbu National Petrochemical Co.	12,708	119,314
		$ 23,336,672
Slovenia — 0.7%
Cinkarna Celje DD	1,730	$ 56,285
Krka DD Novo mesto	9,595	2,584,359
Security	Shares	Value
Slovenia (continued)
Luka Koper	475	$ 47,712
Nova Ljubljanska Banka DD(4)	1,700	411,483
Petrol DD Ljubljana	5,640	326,468
Pozavarovalnica Sava DD	2,294	215,953
Zavarovalnica Triglav DD	1,969	138,528
		$ 3,780,788
South Africa — 5.0%
Altron Ltd., Class A	163,786	$ 193,796
Aspen Pharmacare Holdings Ltd.	140,640	1,099,831
AVI Ltd.	44,358	272,297
Bid Corp. Ltd.	45,434	1,095,883
Bidvest Group Ltd.(1)	145,080	1,950,974
Burstone Group Ltd.	204,859	111,669
Clicks Group Ltd.	35,599	613,131
Discovery Ltd.	21,152	310,886
Equites Property Fund Ltd.	201,368	201,246
Exxaro Resources Ltd.	70,912	950,063
FirstRand Ltd.(1)	90,841	465,043
Fortress Real Estate Investments Ltd., Class B(1)	209,536	274,874
Foschini Group Ltd.(1)	27,249	113,533
Gold Fields Ltd.	33,141	1,522,897
Grindrod Ltd.	102,092	114,214
Growthpoint Properties Ltd.	455,708	436,941
Harmony Gold Mining Co. Ltd.	20,200	308,592
Hyprop Investments Ltd.	59,016	189,038
Impala Platinum Holdings Ltd.	46,832	666,043
Kumba Iron Ore Ltd.	7,137	135,469
Lesaka Technologies, Inc.(1)(2)	20,900	106,381
Life Healthcare Group Holdings Ltd.	221,186	150,726
Momentum Group Ltd.	55,756	119,850
Mr Price Group Ltd.	16,841	153,836
MTN Group Ltd.	399,744	4,667,671
Naspers Ltd., Class N	73,175	3,785,121
NEPI Rockcastle NV	96,719	781,497
Netcare Ltd.	282,119	275,551
Northam Platinum Holdings Ltd.	26,725	545,316
Pick n Pay Stores Ltd.(2)	61,328	69,409
PSG Financial Services Ltd.(1)	170,988	272,685
Redefine Properties Ltd.	1,116,606	394,441
Resilient REIT Ltd.	45,890	218,542
SA Corporate Real Estate Ltd.	932,087	179,961
Sanlam Ltd.	47,771	251,447
Santam Ltd.	7,291	169,858
Sasol Ltd.(2)	27,126	357,797
Shoprite Holdings Ltd.	57,942	950,185

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Sibanye Stillwater Ltd.	170,171	$ 522,335
SPAR Group Ltd.(1)(2)	30,000	111,436
Standard Bank Group Ltd.	30,572	553,651
Telkom SA SOC Ltd.	68,155	238,992
Thungela Resources Ltd.(1)	33,593	334,870
Tiger Brands Ltd.	16,500	295,657
Valterra Platinum Ltd.	3,440	289,159
Vodacom Group Ltd.	94,111	806,107
Vukile Property Fund Ltd.	270,501	356,709
Woolworths Holdings Ltd.	68,586	206,892
		$ 28,192,502
South Korea — 4.8%
ABLBio, Inc.(2)	3,650	$ 412,690
Alteogen, Inc.	1,871	424,372
AMOREPACIFIC Corp.	954	87,945
AMOREPACIFIC Holdings Corp.	5,071	94,722
Celltrion Pharm, Inc.	3,032	113,203
Celltrion, Inc.	6,437	860,772
Cheil Worldwide, Inc.	11,267	141,523
CJ Corp.	1,100	141,565
Cosmax, Inc.	400	52,848
Coway Co. Ltd.(2)	1,672	80,994
DL E&C Co. Ltd.	4,736	208,751
E-MART, Inc.	821	53,228
Green Cross Corp.	1,257	120,241
GS Holdings Corp.	2,483	107,317
Hana Financial Group, Inc.	1,914	139,525
Hankook Tire & Technology Co. Ltd.	3,124	114,997
Hanmi Pharm Co. Ltd.	794	283,490
Hanmi Science Co. Ltd.	3,183	80,278
Hanmi Semiconductor Co. Ltd.	1,400	241,890
Hanwha Aerospace Co. Ltd.	180	153,487
Hanwha Corp.	1,386	103,238
Hanwha Solutions Corp.(2)	7,579	194,543
HD Hyundai Co. Ltd.	391	65,575
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,315	304,774
Hotel Shilla Co. Ltd.(2)	2,448	71,709
HYBE Co. Ltd.	834	169,076
Hyosung TNC Corp.	813	209,980
Hyundai Engineering & Construction Co. Ltd.	3,203	312,707
Hyundai Glovis Co. Ltd.	1,679	238,470
Hyundai Mobis Co. Ltd.	1,805	465,727
Hyundai Motor Co.	4,179	1,287,384
Hyundai Steel Co.	3,100	71,195
ISU Petasys Co. Ltd.	951	65,901
Security	Shares	Value
South Korea (continued)
JYP Entertainment Corp.	1,303	$ 53,761
Kakao Corp.	8,513	262,815
Kangwon Land, Inc.	9,384	105,881
KB Financial Group, Inc.	2,517	247,095
Kia Corp.	6,357	627,633
KIWOOM Securities Co. Ltd.	210	59,408
Kolmar Korea Co. Ltd.	1,614	83,215
Korea Zinc Co. Ltd.	495	482,938
Korean Air Lines Co. Ltd.	6,176	99,624
Krafton, Inc.	1,400	239,340
KT&G Corp.	2,781	299,048
Kumho Petrochemical Co. Ltd.	1,229	98,098
LG Chem Ltd.	2,187	447,021
LG Corp.	949	53,660
LG Electronics, Inc.	4,500	326,249
LG Energy Solution Ltd.(2)	298	81,524
LG H&H Co. Ltd.	582	96,089
LG Uplus Corp.	22,484	233,826
LigaChem Biosciences, Inc.(2)	1,888	247,059
Lotte Chemical Corp.	2,527	137,153
LS Corp.	761	136,008
Naver Corp.	7,085	964,612
NCSoft Corp.	883	133,356
NongShim Co. Ltd.	180	44,080
Orion Corp.	1,169	101,148
Peptron, Inc.(2)	684	137,881
POSCO Holdings, Inc.	2,672	601,635
S-1 Corp.	2,867	165,504
Samsung Biologics Co. Ltd.(2)(4)	661	677,436
Samsung C&T Corp.	1,958	343,155
Samsung Electro-Mechanics Co. Ltd.	799	228,921
Samsung Electronics Co. Ltd.	54,807	6,410,298
Samsung Episholdings Co. Ltd.(2)	355	120,543
Samsung SDI Co. Ltd.(2)	1,002	277,639
Samyang Foods Co. Ltd.	197	159,704
Seegene, Inc.	3,878	56,801
Shinhan Financial Group Co. Ltd.	4,018	239,478
Shinsegae, Inc.	453	93,157
SK Biopharmaceuticals Co. Ltd.(2)	1,744	109,867
SK Chemicals Co. Ltd.	3,855	135,198
SK Hynix, Inc.	6,061	3,438,798
SK Telecom Co. Ltd.	3,158	163,396
SK, Inc.	760	156,251
SKC Co. Ltd.(2)	921	57,524
ST Pharm Co. Ltd.	1,947	190,282

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Yuhan Corp.	4,466	$ 285,501
Zyle Motors Corp.(2)(3)	4,895	0
		$ 27,183,727
Sri Lanka — 0.6%
Access Engineering PLC	955,420	$ 203,550
Alumex PLC	1,533,880	80,680
Ceylon Tobacco Co. PLC	47,722	259,278
Commercial Bank of Ceylon PLC	404,487	262,720
Dialog Axiata PLC	3,654,977	351,318
Hatton National Bank PLC(2)	215,435	281,349
Hayleys PLC	255,312	175,039
Hemas Holdings PLC	1,713,775	161,509
John Keells Holdings PLC	7,672,550	448,372
Lanka IOC PLC	232,155	103,165
Melstacorp PLC	555,767	296,332
National Development Bank PLC	324,172	134,174
Nations Trust Bank PLC	188,998	173,719
Piramal Glass Ceylon PLC	683,370	113,982
Sampath Bank PLC	611,958	282,274
Tokyo Cement Co. Lanka PLC	278,632	64,659
		$ 3,392,120
Taiwan — 9.4%
Ability Enterprise Co. Ltd.	29,000	$ 63,049
Accton Technology Corp.	13,000	641,383
Acter Group Corp. Ltd.	9,000	200,699
Advantech Co. Ltd.	16,890	173,190
AirTAC International Group	15,000	477,757
AmTRAN Technology Co. Ltd.	92,000	92,558
ASE Technology Holding Co. Ltd.	35,247	387,934
Asia Cement Corp.	265,967	290,808
Asia Vital Components Co. Ltd.	5,000	330,247
Asustek Computer, Inc.	18,174	319,196
AUO Corp.	145,600	67,848
Bizlink Holding, Inc.	17,775	1,020,668
Bora Pharmaceuticals Co. Ltd.	14,025	197,171
Caliway Biopharmaceuticals Co. Ltd.(2)	78,770	220,541
Catcher Technology Co. Ltd.	27,100	160,471
Cathay Financial Holding Co. Ltd.	193,989	433,727
Center Laboratories, Inc.	161,741	208,193
Chailease Holding Co. Ltd.	45,816	158,772
Charoen Pokphand Enterprise	28,000	119,029
Cheng Shin Rubber Industry Co. Ltd.	186,010	182,827
Chief Telecom, Inc.	8,000	88,749
China Airlines Ltd.	272,963	154,776
Security	Shares	Value
Taiwan (continued)
China Petrochemical Development Corp.(2)	407,426	$ 104,256
China Steel Corp.	983,815	588,091
Chroma ATE, Inc.	5,000	239,922
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	222,576
Chunghwa Telecom Co. Ltd.	328,780	1,370,622
Compal Electronics, Inc.	138,000	120,042
CTBC Financial Holding Co. Ltd.	441,000	716,677
Delta Electronics, Inc.	19,356	872,769
E Ink Holdings, Inc.	25,000	109,050
E.Sun Financial Holding Co. Ltd.	176,702	176,598
Elite Material Co. Ltd.	4,000	341,386
Eternal Materials Co. Ltd.	76,000	140,557
EVA Airways Corp.	223,334	240,630
Evergreen Marine Corp. Taiwan Ltd.	115,113	726,127
Far Eastern Department Stores Ltd.	176,642	126,755
Far Eastern New Century Corp.	178,313	148,388
Far EasTone Telecommunications Co. Ltd.	184,776	533,704
Feng Hsin Steel Co. Ltd.	81,000	155,778
Feng tay Enterprise Co. Ltd.	66,000	168,507
First Financial Holding Co. Ltd.	198,883	177,200
Formosa Chemicals & Fibre Corp.	301,000	429,733
Formosa Petrochemical Corp.	128,153	220,451
Formosa Plastics Corp.	394,959	574,564
Fortune Electric Co. Ltd.	20,000	511,092
Fubon Financial Holding Co. Ltd.	217,321	594,964
Fusheng Precision Co. Ltd.	12,000	97,846
Giant Manufacturing Co. Ltd.	25,420	57,855
Globalwafers Co. Ltd.	7,000	95,483
Goldsun Building Materials Co. Ltd.	143,000	161,429
Grape King Bio Ltd.	17,000	64,824
Great Wall Enterprise Co. Ltd.	110,602	188,632
Heron Neutron Medical Corp.(2)	6,000	62,338
Highwealth Construction Corp.	273,694	300,993
Hiwin Technologies Corp.	33,233	245,543
Hon Hai Precision Industry Co. Ltd.	152,806	934,067
Hotai Motor Co. Ltd.	32,640	501,200
Hua Nan Financial Holdings Co. Ltd.	251,025	263,156
Huaku Development Co. Ltd.	53,115	201,601
Innolux Corp.	156,302	119,956
International Games System Co. Ltd.	36,000	859,932
Inventec Corp.	91,000	116,629
Kaori Heat Treatment Co. Ltd.	7,000	195,992
KGI Financial Holding Co. Ltd.	292,900	179,922
Kinik Co.	13,000	180,213
Kinpo Electronics	229,000	159,132
L&K Engineering Co. Ltd.	13,000	222,592

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Largan Precision Co. Ltd.	2,042	$ 140,067
Lian HWA Food Corp.	23,100	67,587
Lien Hwa Industrial Holdings Corp.	124,007	176,058
Lin BioScience, Inc.(2)	8,517	96,776
Lite-On Technology Corp.	57,000	260,845
Lotus Pharmaceutical Co. Ltd.	41,000	270,851
Makalot Industrial Co. Ltd.	14,280	103,842
MediaTek, Inc.	21,664	1,039,117
Medigen Vaccine Biologics Corp.(2)	60,000	108,787
Mega Financial Holding Co. Ltd.	271,358	329,331
Mega Union Technology, Inc.	6,000	145,083
Merida Industry Co. Ltd.	44,907	92,696
Merry Electronics Co. Ltd.	24,000	63,952
Nan Kang Rubber Tire Co. Ltd.	88,729	98,582
Nan Ya Plastics Corp.	410,378	981,081
Nanya Technology Corp.(2)	51,165	341,042
Nien Made Enterprise Co. Ltd.	27,000	283,225
Novatek Microelectronics Corp.	15,479	186,859
Pegatron Corp.	36,486	88,462
Pell Bio-Med Technology Co. Ltd.(2)	5,000	90,068
PharmaEssentia Corp.	32,182	617,197
Pharmally International Holding Co. Ltd.(2)(3)	38,000	0
Pou Chen Corp.	321,309	288,444
Poya International Co. Ltd.	7,070	109,810
President Chain Store Corp.	59,716	420,580
Quanta Computer, Inc.	35,000	314,963
Realtek Semiconductor Corp.	17,542	266,794
Ruentex Development Co. Ltd.	121,824	95,948
Ruentex Industries Ltd.	76,421	113,414
Sanyang Motor Co. Ltd.	131,000	240,116
Shanghai Commercial & Savings Bank Ltd.	105,184	128,930
Shihlin Electric & Engineering Corp.	38,000	217,537
Simplo Technology Co. Ltd.	12,652	133,152
SinoPac Financial Holdings Co. Ltd.	286,768	278,425
Synmosa Biopharma Corp.	114,319	111,150
Synnex Technology International Corp.	30,569	73,627
Syntec Technology Co. Ltd.	5,000	201,186
TA Chen Stainless Pipe Co. Ltd.	172,000	201,000
Tainan Spinning Co. Ltd.	359,407	144,037
Taiwan Cooperative Financial Holding Co. Ltd.	242,898	179,703
Taiwan Glass Industry Corp.(2)	111,000	189,603
Taiwan High Speed Rail Corp.	255,000	211,256
Taiwan Hon Chuan Enterprise Co. Ltd.	42,934	157,425
Taiwan Mobile Co. Ltd.	190,858	652,562
Taiwan Semiconductor Manufacturing Co. Ltd.	250,747	14,501,834
TCC Group Holdings Co. Ltd.	514,497	374,754
Security	Shares	Value
Taiwan (continued)
Teco Electric & Machinery Co. Ltd.	131,000	$ 257,255
Thunder Tiger Corp.(2)	22,000	95,517
Tong Yang Industry Co. Ltd.	86,000	220,279
TS Financial Holding Co. Ltd.	566,928	416,998
TTY Biopharm Co. Ltd.	48,780	112,082
Tung Ho Steel Enterprise Corp.	49,000	104,661
Unimicron Technology Corp.	39,879	583,524
Uni-President Enterprises Corp.	557,588	1,245,509
United Integrated Services Co. Ltd.	16,000	425,007
United Microelectronics Corp.	188,323	337,588
Vanguard International Semiconductor Corp.	35,522	131,856
Voltronic Power Technology Corp.	6,000	139,058
Walsin Lihwa Corp.	276,935	270,290
Wan Hai Lines Ltd.	124,000	301,606
Wiselink Co. Ltd.	30,000	76,997
Wistron Corp.	58,000	230,643
Wiwynn Corp.	3,000	322,818
Yageo Corp.	30,732	242,857
Yang Ming Marine Transport Corp.	173,000	284,647
Yankey Engineering Co. Ltd.	9,000	160,034
Yieh Phui Enterprise Co. Ltd.(2)	293,234	131,032
Yuanta Financial Holding Co. Ltd.	293,071	416,619
YungShin Global Holding Corp.	59,000	100,155
		$ 52,604,157
Thailand — 5.0%
Advanced Info Service PCL(7)	134,300	$ 1,532,927
Airports of Thailand PCL(7)	781,700	1,247,217
Amata Corp. PCL(7)	203,300	118,116
AP Thailand PCL(7)	549,560	141,253
Asset World Corp. PCL(7)	2,262,800	149,978
Bangchak Corp. PCL(7)	112,600	133,934
Bangkok Bank PCL(7)	42,500	216,633
Bangkok Chain Hospital PCL(7)	753,800	223,935
Bangkok Dusit Medical Services PCL, Class F(7)	2,185,800	1,252,620
Bangkok Expressway & Metro PCL(7)	1,507,454	241,195
Berli Jucker PCL(7)	120,700	56,607
Betagro PCL(7)	118,600	88,475
BTS Group Holdings PCL(2)(7)	1,185,000	78,722
Bumrungrad Hospital PCL(7)	203,300	1,015,349
Cal-Comp Electronics (Thailand) PCL, Class F(7)	751,500	113,994
Central Pattana PCL(7)	214,700	412,339
Central Plaza Hotel PCL(7)	111,800	112,547
Central Retail Corp. PCL(7)	470,900	271,315
CH. Karnchang PCL(7)	194,800	92,720
Charoen Pokphand Foods PCL(7)	416,300	266,292

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
CP ALL PCL(7)	441,900	$ 616,255
CP Axtra PCL(7)	311,700	153,941
Delta Electronics (Thailand) PCL(7)	975,000	7,918,948
Electricity Generating PCL(7)	15,400	53,012
Global Power Synergy PCL, Class F(7)	49,200	52,056
Gulf Development PCL(7)	766,349	1,395,095
Hana Microelectronics PCL(7)	291,200	249,512
Home Product Center PCL(7)	956,600	181,086
Indorama Ventures PCL(7)	737,871	563,110
Kasikornbank PCL(7)	62,500	364,645
KCE Electronics PCL(7)	123,300	87,062
Kiatnakin Phatra Bank PCL(7)	28,900	66,918
Krung Thai Bank PCL(7)	407,925	436,238
Mega Lifesciences PCL(7)	234,200	242,042
Minor International PCL(7)	896,936	597,856
PTT Exploration & Production PCL(7)	174,416	840,339
PTT Global Chemical PCL(7)	417,905	465,682
PTT Oil & Retail Business PCL(7)	545,300	220,334
PTT PCL(7)	975,200	1,036,079
Quality Houses PCL(7)	1,804,283	75,666
Ratch Group PCL(7)	152,400	139,805
Regional Container Lines PCL(7)	71,100	68,054
Samart Corp. PCL(7)	377,300	63,039
Sansiri PCL(7)	1,825,800	75,267
SCB X PCL(7)	50,500	221,996
SCG Packaging PCL(7)	476,300	300,055
Siam Cement PCL(7)	93,311	595,314
Siam City Cement PCL(7)	30,000	127,460
Siam Global House PCL(7)	490,207	83,926
Sri Trang Agro-Industry PCL(7)	170,600	92,296
Sri Trang Gloves (Thailand) PCL(7)	634,100	216,300
Star Petroleum Refining PCL(7)	362,600	77,212
Supalai PCL(7)	148,400	73,885
SVI PCL(7)	380,300	86,297
Thai Beverage PCL(1)(7)	920,000	308,557
Thai Union Group PCL(7)	480,092	164,088
Thaifoods Group PCL(7)	454,000	119,949
Thonburi Healthcare Group PCL(7)	441,700	122,762
Tipco Asphalt PCL(7)	223,400	91,815
TOA Paint (Thailand) PCL(7)	233,300	91,642
True Corp. PCL(7)	2,400,204	1,056,133
TTW PCL(7)	236,900	65,745
VGI PCL(7)	3,833,400	110,196
WHA Corp. PCL(7)	632,000	82,170
		$ 27,816,007
Security	Shares	Value
Tunisia — 0.6%
Attijari Bank	9,449	$ 235,385
Banque de Tunisie	74,880	172,183
Banque Internationale Arabe de Tunisie	6,849	333,446
Carthage Cement(2)	371,834	249,300
Euro Cycles SA	12,251	48,240
Poulina Group	91,623	718,460
Societe D'Articles Hygieniques SA	86,810	406,511
Societe Frigorifique et Brasserie de Tunis SA	143,105	709,169
Telnet Holding	22,509	62,637
Union Internationale de Banques SA	16,934	156,314
		$ 3,091,645
Turkey — 5.0%
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS(2)	243,500	$ 123,611
Akbank TAS	270,991	404,472
Akcansa Cimento AS(2)	15,500	69,395
Aksa Akrilik Kimya Sanayii AS	527,196	128,678
Aksa Enerji Uretim AS(2)	306,798	531,356
Alarko Holding AS	34,678	69,187
Anadolu Efes Biracilik ve Malt Sanayii AS	391,660	148,442
Arcelik AS(2)	94,450	230,655
ARD Grup Bilisim Teknolojileri AS	160,007	147,426
Aselsan Elektronik Sanayi ve Ticaret AS	107,800	775,094
Aygaz AS	100,427	526,473
Baticim Bati Anadolu Cimento Sanayii AS(2)	1,054,132	141,257
BIM Birlesik Magazalar AS	111,133	1,712,999
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(2)	10,600	123,433
Can2 Termik AS(2)	2,184,776	81,348
Cimsa Cimento Sanayi ve Ticaret AS	83,927	91,946
Coca-Cola Icecek AS	232,793	369,546
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR(1)(2)	49,300	129,166
Dogan Sirketler Grubu Holding AS	395,182	178,310
Dogus Otomotiv Servis ve Ticaret AS	35,707	155,554
EGE Endustri ve Ticaret AS(2)	456	55,701
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	857,878
Enerjisa Enerji AS(4)	255,322	657,956
Enerya Enerji AS	1,185,517	238,253
Enka Insaat ve Sanayi AS	171,636	362,418
Eregli Demir ve Celik Fabrikalari TAS	962,073	616,250
Esenboga Elektrik Uretim AS(2)	783,774	65,286
Ford Otomotiv Sanayi AS	297,060	678,721
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	926,790	223,201
Gubre Fabrikalari TAS(2)	21,886	232,759
Haci Omer Sabanci Holding AS	73,522	148,740
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS, Class A(2)	106,159	219,665

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Is Gayrimenkul Yatirim Ortakligi AS	927,266	$ 415,197
Isiklar Enerji ve Yapi Holding AS(2)	289,700	609,224
Izdemir Enerji Elektrik Uretim AS(2)	588,096	124,712
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(2)	324,899	226,617
Karsan Otomotiv Sanayii ve Ticaret AS(2)	269,300	57,426
KOC Holding AS	129,168	568,961
Logo Yazilim Sanayi ve Ticaret AS	147,998	440,016
Margun Enerji Uretim Sanayi ve Ticaret AS(2)	559,130	659,311
Mavi Giyim Sanayi ve Ticaret AS, Class B(4)	223,800	212,149
MIA Teknoloji AS(2)	300,300	279,286
Migros Ticaret AS	32,232	438,219
MLP Saglik Hizmetleri AS(2)(4)	99,775	963,697
NET Holding AS(2)	71,800	62,758
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	1,320,894	171,416
Odine Solutions Teknoloji Ticaret ve Sanayi AS(2)	59,781	1,174,998
Oyak Cimento Fabrikalari AS	267,071	139,603
Pasifik Teknoloji AS(2)	86,767	35,025
Pegasus Hava Tasimaciligi AS(2)	50,156	197,928
Petkim Petrokimya Holding AS(2)	282,818	135,721
Sasa Polyester Sanayi AS(2)	3,145,447	166,435
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	232,908
Sok Marketler Ticaret AS(2)	108,409	119,855
TAB Gida Sanayi ve Ticaret AS	26,900	145,846
TAV Havalimanlari Holding AS(2)	18,200	125,864
Tofas Turk Otomobil Fabrikasi AS	60,130	371,080
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	48,179	128,297
Turk Altin Isletmeleri AS(2)	247,800	232,341
Turk Hava Yollari AO	67,141	445,783
Turk Telekomunikasyon AS(2)	417,089	546,793
Turk Traktor ve Ziraat Makineleri AS	3,320	33,345
Turkcell Iletisim Hizmetleri AS	1,060,818	2,536,385
Turkiye Is Bankasi AS, Class C	782,177	231,959
Turkiye Petrol Rafinerileri AS	684,967	3,979,262
Turkiye Sise ve Cam Fabrikalari AS	149,987	148,351
Ulker Biskuvi Sanayi AS	72,512	192,348
Vestel Elektronik Sanayi ve Ticaret AS(2)	57,591	36,260
Yapi ve Kredi Bankasi AS(2)	316,986	237,419
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	775,407
		$ 28,093,378
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	99,231	$ 338,795
Abu Dhabi National Oil Co. for Distribution PJSC	825,400	856,527
ADNOC Drilling Co. PJSC	922,000	1,303,893
ADNOC Gas PLC	476,000	419,781
Security	Shares	Value
United Arab Emirates (continued)
ADNOC Logistics & Services	148,200	$ 211,086
Agthia Group PJSC	145,477	141,075
Air Arabia PJSC	646,580	721,552
Aldar Properties PJSC(2)	412,264	891,077
Americana Restaurants International PLC	576,212	296,716
Apex Investment Co. PSC(2)	234,400	215,769
Borouge PLC	456,142	323,551
Dana Gas PJSC	1,234,795	290,824
Dubai Electricity & Water Authority PJSC	2,100,300	1,558,075
Dubai Investments PJSC	527,093	551,058
Emaar Properties PJSC	303,415	992,906
Emirates Telecommunications Group Co. PJSC	249,055	1,286,216
EMSTEEL Building Materials PJSC(2)	208,300	59,093
Fertiglobe PLC	221,017	187,653
First Abu Dhabi Bank PJSC	296,080	1,404,848
Lulu Retail Holdings PLC	103,512	28,030
Modon Holding PSC(2)	189,500	151,313
Salik Co. PJSC	154,007	216,569
		$ 12,446,407
United States — 0.0%†
Powerfleet, Inc.(2)	1	$ 3
		$ 3
Vietnam — 2.3%
Bank for Foreign Trade of Vietnam JSC	315,182	$ 700,092
Bank for Investment & Development of Vietnam JSC	69,676	104,885
Binh Minh Plastics JSC	29,100	144,610
DABACO Vietnam Group JSC(2)	72,900	64,815
Development Investment Construction JSC(2)	235,340	128,647
Digiworld Corp.	150,540	265,384
Duc Giang Chemicals JSC	101,000	194,620
FLC Faros Construction JSC(2)(3)	6	0
FPT Digital Retail JSC(2)	85,243	510,550
Gelex Group JSC	213,360	303,731
Ha Do Group JSC	122,210	138,545
HAGL JSC(2)	283,740	177,925
Hoa Phat Group JSC(2)	1,711,358	1,764,825
Hoa Sen Group	163,770	93,559
Hoang Huy Investment Financial Services JSC(2)	365,001	243,697
Idico Corp. JSC	103,730	194,196
KIDO Group Corp.	48,035	89,276
Kinh Bac City Development Holding Corp.(2)	283,960	348,236
Masan Group Corp.(2)	258,232	743,750
Nam Kim Steel JSC(2)	91,500	48,569
PC1 Group JSC(2)	146,459	159,099

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
PetroVietnam Drilling & Well Services JSC	459,477	$ 594,997
Petrovietnam Fertilizer & Chemicals JSC	139,866	159,909
PetroVietnam Gas JSC	99,718	294,060
PetroVietnam Nhon Trach 2 Power JSC	91,200	96,257
PetroVietnam Power Corp.(2)	1,573,703	785,582
PetroVietnam Technical Services Corp.(2)	99,373	153,978
Petrovietnam Transportation Corp.(2)	152,169	126,672
Phat Dat Real Estate Development Corp.(2)	71,604	44,549
Saigon - Hanoi Commercial Joint Stock Bank	171,739	102,074
Tasco JSC(2)	130,800	85,674
Thanh Thanh Cong - Bien Hoa JSC(2)	137,755	118,629
Vietcap Securities JSC	107,458	109,842
Vietjet Aviation JSC(2)	90,994	538,934
Vietnam Airlines JSC(2)	163,568	135,148
Vietnam Construction and Import-Export JSC	140,096	117,555
Vietnam Dairy Products JSC	303,448	698,747
Viglacera Corp. JSC	76,800	138,378
Vincom Retail JSC(2)	114,413	111,713
Vingroup JSC(2)	297,658	1,548,915
Vinh Hoan Corp.	54,240	122,828
Vinhomes JSC(2)(4)	117,200	458,796
VIX Securities JSC(2)	327,810	209,177
		$ 13,171,425
Total Common Stocks (identified cost $258,991,202)		$559,070,110

Rights — 0.0%†
Security	Shares	Value
Morocco — 0.0%†
Bank of Africa, Exp. 10/26/26(2)	22	$ 10
		$ 10
Sri Lanka — 0.0%†
Hayleys PLC, Exp. 4/17/26(2)	15,318	$ 781
		$ 781
Vietnam — 0.0%†
VIX Securities JSC, Exp. 4/6/26(2)	327,810	$ 35,909
		$ 35,909
Total Rights (identified cost $28,272)		$ 36,700

Short-Term Investments — 1.2%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(8)	1,097,070	$ 1,097,070
Total Affiliated Fund (identified cost $1,097,070)		$ 1,097,070

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(9)	5,370,702	$ 5,370,702
Total Securities Lending Collateral (identified cost $5,370,702)		$ 5,370,702
Total Short-Term Investments (identified cost $6,467,772)		$ 6,467,772

Total Investments — 100.8% (identified cost $265,487,246)	$565,574,582
Other Assets, Less Liabilities — (0.8)%	$ (4,339,243)
Net Assets — 100.0%	$561,235,339
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $23,441,888 and the total market value of the collateral received by the Fund was $24,262,161, comprised of cash of $5,370,702 and U.S. government and/or agencies securities of $18,891,459.
(2)	Non-income producing security.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $21,615,829 or 3.9% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $3,682,581 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.0%	$67,355,748
Information Technology	11.8	66,019,152
Materials	11.4	64,260,312
Industrials	10.5	58,690,705
Communication Services	9.5	53,326,585
Energy	9.1	51,175,408
Consumer Discretionary	8.6	48,113,467
Consumer Staples	8.5	47,544,953
Health Care	7.9	44,534,623
Utilities	5.8	32,709,243
Real Estate	4.5	25,376,614
Short-Term Investments	1.2	6,467,772
Total Investments	100.8%	$565,574,582
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,097,070, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$705,866	$27,374,427	$(26,983,223)	$ —	$ —	$1,097,070	$24,906	1,097,070
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 106,381	$ 47,209,752	$ 0	$ 47,316,133
Asia	9,644,373	276,029,701	0	285,674,074
Developed Europe	61,740	2,706,986	—	2,768,726
Emerging Europe	414,231	74,569,050	0	74,983,281
Latin America	80,159,537	9,962,039	34,546	90,156,122
Middle East	295,545	57,876,226	0	58,171,771
North America	3	—	—	3
Total Common Stocks	$90,681,810	$468,353,754**	$34,546	$559,070,110
Rights	$ —	$ 36,700	$ —	$ 36,700
Short-Term Investments:
Affiliated Fund	1,097,070	—	—	1,097,070
Securities Lending Collateral	5,370,702	—	—	5,370,702
Total Investments	$97,149,582	$468,390,454	$34,546	$565,574,582
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.